Short-Term Loans from Banks and Others	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
SHORT-TERM LOANS FROM BANKS AND OTHERS

NOTE 8 — SHORT-TERM LOANS FROM BANKS AND OTHERS:

Composition:

			Total Short-term loan
	Interest rate	Linkage	December 31,
(USD in thousands)%		basis	2021	2020
Due to banks	Prime plus 2.5% Prime plus 3.5%	NIS	$—	884
Due to others		RMB	$1,657	—
			$1,657	884

As of December 31, 2020, the Company had short-term bank loans of $884 comprised as follows: $884 loans of Micronet that bear interest of prime plus 2.5% through prime plus 3.5% paid either on a monthly or quarterly basis. All of Micronet’s loans were classified as short-term loans due to the fact that Micronet didn’t meet with covenants.

As of December 31, 2021, the Company had short-term loans from others of $1,657 comprised as follows: $1,155 loans of All Weather Insurance Agency bear interest of 0%, of which $1,088 will be repaid on December 31, 2022 and $67 will be repaid on August 3, 2022. The $314 loans of Zhongtong Insurance that bear interest of 10% has been repaid subsequently on January 11, 2022, and the remaining loans of Zhongtong Insurance in amount of $188 loans that bear interest of 10% will be repaid before December 31, 2022.